Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2026
Marketable Securities [Abstract]
Schedule of Fair Values of the Marketable Securities
	March 31, 2026	March 31, 2025
Net change in fair value of marketable securities through profit and loss Beginning of the period	$123,912	$187,425
Proceeds on sale of marketable securities	(102,233)	-
Loss on marketable securities	(21,679)	(63,513)
Total	$-	$123,912